File Number: 333-114788
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933



                                                               December 30, 2005


         Supplement to the Class A, B, C and Y Shares Prospectuses for:

Fund                                                             Prospectus Date
--------------------------------------------------------------------------------
Pioneer Ibbotson Conservative Allocation Fund                    12/01/05
Pioneer Ibbotson Moderate Allocation Fund                        12/01/05
Pioneer Ibbotson Growth Allocation Fund                          12/01/05
Pioneer Ibbotson Aggressive Allocation Fund                      12/01/05



The following supplements the corresponding section of the prospectus. Please refer to the prospectus for the main text of the supplemented section.

Principal investment strategies
Under normal circumstances, the fund expects to invest its assets among asset classes in the following ranges:


                                                 Equity Fund   Fixed Income Fund
                 Fund Name                       Allocation    Allocation
--------------------------------------------------------------------------------
Pioneer Ibbotson Conservative Allocation Fund     20-40%         60-80%
Pioneer Ibbotson Moderate Allocation Fund         50-70%         30-50%
Pioneer Ibbotson Growth Allocation Fund           70-100%        0-30%
Pioneer Ibbotson Aggressive Allocation Fund       85-100%        0-15%

The fixed income fund allocation includes the fund's investments in cash, cash equivalents, or in money market funds.





                                                                18587-00-00-1205
                                         (C)2005 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC